Income Taxes (Detail Narrative) (USD $)	12 Months Ended
Apr. 30, 2013
Income Taxes Detail Narrative
Net operating loss carry-forward	$ 86,653
Deferred tax asset	47,000
Federal Statutory Rate	34.00%
State and local tax rate	20.00%
Company's effective tax rate	0.00%
Valuation allowance	$ 23,000